Organizations and reorganizations (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Mingde Technology Hong Kong International Limited [Member]
DisclosureLineElements [Line Items]
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Place of incorporation	Hong Kong, China	Hong Kong, China
Date of incorporation	Sep. 26, 2024	Sep. 26, 2024
Jiujjiang Rongganghui Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of ownership	100.00%	100.00%
Principal activities	Technical support and consulting services	Technical support and consulting services
Date of incorporation	Feb. 21, 2025	Feb. 21, 2025
Zhejiang Fit One Internet Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Principal activities	Membership health service platform	Membership health service platform
Place of incorporation	Hangzhou, Zhejiang province, China	Hangzhou, Zhejiang province, China
Date of incorporation	Dec. 31, 2019	Dec. 31, 2019
Legal ownership	Variable interest	Variable interest
Hangzhou Joymove Brand Operation And Management Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of ownership	100.00%	100.00%
Principal activities	Operating entity	Operating entity
Place of incorporation	Hangzhou, Zhejiang province, China	Hangzhou, Zhejiang province, China
Date of incorporation	May 19, 2021	May 19, 2021
Hangzhou Dazhika Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of ownership	98.00%	98.00%
Principal activities	Operating entity	Operating entity
Place of incorporation	Hangzhou, Zhejiang province, China	Hangzhou, Zhejiang province, China
Date of incorporation	Mar. 27, 2024	Mar. 27, 2024
Dazhika Xiushui Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of ownership	100.00%	100.00%
Principal activities	Operating entity	Operating entity
Place of incorporation	Hangzhou, Zhejiang province, China	Hangzhou, Zhejiang province, China
Date of incorporation	Jan. 10, 2025	Jan. 10, 2025
Ningbo Kunqian Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of ownership	80.00%
Principal activities	Operating entity
Place of incorporation	Ningbo, Zhejiang province, China
Date of incorporation	May 26, 2025